Share-Based Compensation (Details 1) $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2018 USD ($) $ / shares shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Outstanding | shares	344,055
Number of Shares, Granted | shares	926,931
Number of Shares, Exercised | shares	(62,224)
Number of Shares, Forfeited/cancelled | shares	(130,579)
Number of Shares, Outstanding | shares	1,078,183
Number of Shares, Exercisable – September 30, 2018 | shares	168,360
Number of Shares, Exercisable and expected to vest – September 30, 2018 | shares	1,078,183
Weighted-Average Exercise Price, Outstanding | $ / shares	$ 8.70
Weighted-Average Exercise Price, Granted | $ / shares	8.47
Weighted-Average Exercise Price, Exercised | $ / shares	5.34
Weighted-Average Exercise Price, Forfeited/cancelled | $ / shares	17.45
Weighted-Average Exercise Price, Outstanding | $ / shares	7.64
Weighted-Average Exercise Price, Exercisable – September 30, 2018 | $ / shares	3.95
Weighted-Average Exercise Price, Exercisable and expected to vest – September 30, 2018 | $ / shares	$ 7.64
Weighted-Average Remaining Contractual Term (Years), Outstanding - September 30, 2018	9 years 3 months 14 days
Weighted-Average Remaining Contractual Term (Years), Exercisable - September 30, 2018	6 years 6 months 25 days
Weighted-Average Remaining Contractual Term (Years), Exercisable and expected to vest – September 30, 2018	9 years 3 months 14 days
Aggregate Intrinsic Value, Outstanding – September 30, 2018 | $	$ 1,386
Aggregate Intrinsic Value, Exercisable – September 30, 2018 | $	832
Aggregate Intrinsic Value, Exercisable and expected to vest – Septemberr 30, 2018 | $	$ 1,386